Assets for Rights of Use and Lease Liabilities	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Assets for Rights of Use and Lease Liabilities

9. ASSETS FOR RIGHTS OF USE AND LEASE LIABILITIES

Group as a lessee

The Group has lease contracts for various items of plant, machinery, vehicles and other equipment used in its operations. Leases of plant and machinery generally have lease terms between 3 and 20 years, while motor vehicles and other equipment generally have lease terms between 3 and 5 years. The Group’s obligations under its leases are secured by the lessor’s title to the leased assets. Generally, the Group is restricted from assigning and subleasing the leased assets.

a)
Set out below are the carrying amounts of right-of-use assets recognized and the movements during the periods:

(In thousand Euros)	Buildings	Vehicles	Other assets	Total
Balance at January 1, 2024	29,495	1,551	4,377	35,423
Additions	—	1,084	2,226	3,310
Depreciation for the year	(3,084)	(1,016)	(2,050)	(6,150)
Translation differences	(408)	—	—	(408)
Balance at December 31, 2024	26,003	1,619	4,553	32,175
Additions	1,106	—	1,372	2,478
Depreciation for the year	(2,785)	(632)	(1,832)	(5,249)
Others	(201)	—	11	(190)
Translation differences	(642)	(1)	(32)	(675)
Balance at December 31, 2025	23,481	986	4,072	28,539

The 2025 additions mainly correspond to lease rate updates, as well as new machinery contracts for production plants and IT equipment. The 2024 additions corresponded to the capitalization of the car rental contracts of ABL. Additionally, 'Other Assets' pertains to contracts for information applications in WBX Spain.

b)
Set out below are the carrying amounts of lease liabilities and the movements during the periods:

(In thousand Euros)	Buildings	Vehicles	Other assets	Total
Balance at January 1, 2024	33,463	1,514	4,000	38,977
Additions to liabilities	—	1,084	2,226	3,310
Interest on lease liabilities	1,633	95	183	1,911
Lease payments	(4,149)	(1,639)	(1,969)	(7,757)
Translation differences	(35)	—	—	(35)
Balance at December 31, 2024	30,912	1,054	4,440	36,406
Additions to liabilities	1,106	—	1,372	2,478
Interest on lease liabilities	1,535	46	158	1,739
Lease payments	(4,006)	(683)	(1,861)	(6,550)
Others	(201)	—	11	(190)
Translation differences	(745)	—	(34)	(779)
Balance at December 31, 2025	28,601	417	4,086	33,104

An analysis of the contractual maturity of lease liabilities, including future interest payable, is as follows:

(In thousand Euros)	December 31, 2025	December 31, 2024	December 31, 2023
6 months or less	2,941	3,284	3,491
6 months to 1 year	2,811	2,905	3,339
From 1 to 2 years	10,467	10,000	5,760
From 2 to 5 years	22,686	16,888	13,925
More than 5 years	3,377	13,808	25,020
Total	42,282	46,885	51,535

Amounts recognized in profit or loss derived from lease liabilities and expenses on short-term and low value leases (IFRS 16 exemption applied) are as follows:

(In thousand Euros)	2025	2024	2023
Interest on lease liabilities (see note 21)	1,739	1,911	1,341
Expenses relating to short-term and low value leases (see note 19)	786	1,785	2,314

Of the leasing contracts, those related to vehicle rental do not have extension options, whereas leasing contracts for plants and office buildings may include extension options that have been considered from the inception of the lease.